Disclosures about major customers and credit risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue (in percent)				8.00%
Net sales	€ 41,081	€ 37,817	[1]	€ 37,651	[1]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	41,081	37,817	[1]	37,651	[1]
Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	41,081	37,817	[2],[3]	37,651	[3],[4],[5]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	41,081	37,817	[2],[3]	37,651	[3],[4],[5]
Meningitis, Travel And Endemics Vaccines | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	1,316	1,266	[3]	1,309	[3]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,316	1,266	[3]	1,309	[3]
Launches | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	4,535	2,237	[3]	951	[3]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	€ 4,535	€ 2,237	[3]	€ 951	[3]
Largest customers
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue (in percent)	34.00%
Customer one
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue (in percent)	15.00%	13.00%		13.00%
Customer two
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue (in percent)	11.00%	10.00%		9.00%
Customer three
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue (in percent)	8.00%	8.00%
Europe
Disclosure of information about major customers and credit risk [line items]
Net sales	€ 9,027	€ 8,816	[6]	€ 8,490	[7]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	9,027	8,816	[6]	8,490	[7]
Europe | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	9,027	8,816		8,490
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	9,027	8,816		8,490
Europe | Meningitis, Travel And Endemics Vaccines | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	204	157		112
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	204	157		112
Europe | Launches | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	960	491		215
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	960	491		215
US
Disclosure of information about major customers and credit risk [line items]
Net sales	19,986	17,262	[6]	16,986	[7]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	19,986	17,262	[6]	16,986	[7]
US | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	19,986	17,262		16,986
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	19,986	17,262		16,986
US | Meningitis, Travel And Endemics Vaccines | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	736	730		767
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	736	730		767
US | Launches | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	2,998	1,533		623
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	2,998	1,533		623
Other Countries In Segment Results [Member] | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	12,068	11,739		12,175
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	12,068	11,739		12,175
Other Countries In Segment Results [Member] | Meningitis, Travel And Endemics Vaccines | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	376	379		430
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	376	379		430
Other Countries In Segment Results [Member] | Launches | Biopharma (operating segment)
Disclosure of information about major customers and credit risk [line items]
Net sales	577	213		113
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	€ 577	€ 213		€ 113

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[2]	Figures for the comparative period (2023) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[4]	(a) Figures for the comparative period (2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[5]	(b) 2022 business operating income has been recast from the amount previously reported to include the one-time income of €952 million from the Libtayo transaction (€706 million net of tax).
[6]	(a)Figures for 2023 have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[7]	(a)Figures for 2022 have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.